Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Current provision [Abstract]
Federal	$ 1,301	$ 1,129	$ 807
State	147	90	91
Total Current Provisions for income taxes	1,448	1,219	898
Deferred provision [Abstract]
Federal	113	62	243
State	19	1	17
Total Deferred Provision for income taxes	132	63	260
Total Current and Deferred Provision for income taxes	1,580	1,282	1,158
Difference between statutory federal income tax rate and effective tax rate [Abstract]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (in hundredths)	2.60%	2.20%	2.20%
Medicare Part D Subsidy (in hundredths)	0.00%	1.30%	0.00%
Other (in hundredths)	(0.80%)	(0.50%)	(0.60%)
Effective income tax rate (in hundredths)	36.80%	38.00%	36.60%
Deferred tax assets [Abstract]
Postretirement benefits	214	179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal deferred tax assets	1,444	1,226
Less: Valuation Allowance	91	0
Total Deferred Tax Assets	1,353	1,226
Deferred tax liabilities [Abstract]
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Total Deferred Tax Liabilities	1,732	1,568
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	287
Net deferred tax liabilities	379	342
Income taxes paid	1,320	1,195	768
Balance at beginning of year	93	128	64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	94	93	128
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	81	57	43
Accrued Interest and penalties in income tax provision	24	20
Number of months of increase(decrease) in unrecognized tax benefit with respect to uncertain unrecognized tax positions (in months)	12
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	452
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 940